Income Taxes - Summary of Open Tax Years by Major Tax Jurisdictions (Detail)	12 Months Ended
Jun. 30, 2021
Foreign Tax Authority [Member] | Canada [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2014
Foreign Tax Authority [Member] | Canada [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2021
Foreign Tax Authority [Member] | France [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
Foreign Tax Authority [Member] | France [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2021
Foreign Tax Authority [Member] | Germany [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2015
Foreign Tax Authority [Member] | Germany [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2021
Foreign Tax Authority [Member] | United Kingdom [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
Foreign Tax Authority [Member] | United Kingdom [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2021
Domestic Tax Authority [Member] | United States [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2015
Domestic Tax Authority [Member] | United States [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2021
State and Local Jurisdiction [Member] | United States [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2004
State and Local Jurisdiction [Member] | United States [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2021